Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Accrued staff costs	$ 576	$ 495
Accrued expenses	13,575	6,946
Accrued professional fee	46	43
Value added tax payable	1,662	65
Deposit liabilities	523	757
Other payables and accruals	4,742	1,006
Accrued expenses and other current liabilities	21,124	9,312
Non-current
Other non-current liabilities	230	324
Non accrued expenses and other non current liabilities	$ 21,354	$ 9,636